Earnings/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table)

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Numerator:
Net income/(loss) attributable to Navios Holdings common stockholders	$116,686	$(192,961)	$(192,110)
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(5,127)	(5,144)	(7,178)
Plus:
Tender Offer — Redemption of preferred stock Series G and H including $16,863 of undeclared preferred dividend cancelled	—	—	45,680
Gain from eliminated dividend on preferred stock due to conversion	—	166	—
Income/(Loss) attributable to Navios Holdings common stockholders, basic and diluted	$111,559	$(197,939)	$(153,608)
Denominator:
Denominator for basic earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	16,168,329	12,896,568	12,356,024
Basic earnings/ (loss) per share attributable to Navios Holdings commonstockholders	$6.90	$(15.35)	$(12.43)
Denominator for diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	16,553,011	12,896,568	12,356,024
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	6.74	$(15.35)	$(12.43)